Leases - Lease payments not included in lease liability (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about leases for lessee [abstract]
Short term lease expense	$ 435
Variable lease payments	0
Lease revenue	264
Prepayments related to finance subleases	34
Total finance sublease receivables	$ 54